Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 275 8374 Fax
Catherine Fauver Associate Catherine.Fauver@Dechert.com +1 617 728 7190 Direct +1 617 426 6567 Fax

January 2, 2026

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs ETF Trust (the “Registrant”)

File Nos. 333-200933 and 811-23013

Post-Effective Amendment No. 707 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Statement of Additional Information (the “SAI”) for the Goldman Sachs Access Emerging Markets USD Bond ETF, Goldman Sachs Access High Yield Corporate Bond ETF, Goldman Sachs Access Inflation Protected USD Bond ETF, Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF, Goldman Sachs Access Investment Grade Corporate Bond ETF, Goldman Sachs Access Municipal Bond ETF (formerly, Goldman Sachs Community Municipal Bond ETF), Goldman Sachs Access Treasury 0-1 Year ETF, Goldman Sachs Access U.S. Aggregate Bond ETF and Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on December 29, 2025.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7190.

Sincerely,

/s/ Catherine Fauver
Catherine Fauver